Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues	Deferred revenues are comprised of the following:
	December 31,
	2019	2018
Real estate lot sales deposits	$838,471	$995,327
Other	61,449	43,165
Total	$899,920	$1,038,492